Segment Information - Summary of Financial Information Concerning Reportable Segments (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues from external customers	$ 274.5	$ 292.4
Interest, investment and other income, including realized gains and losses	12.6	1.3
Total revenues and other income	287.1	293.7
Depreciation and amortization	13.9	14.3
Interest expense	(3.7)	(3.0)
Loss before income taxes and equity in losses of unconsolidated affiliates	(5.7)	(9.7)
Income tax (benefit) expense	(7.2)	(5.5)
Earnings (loss) before equity in losses of unconsolidated affiliates	1.5	(4.2)
Equity in earnings of unconsolidated affiliates	(21.4)	(1.1)
Net loss	(19.9)	(5.3)
Assets	1,959.0	1,340.6	$ 1,459.5
Goodwill	164.8	202.0	$ 164.8
Restaurant Group
Segment Reporting Information [Line Items]
Revenues from external customers	257.8	273.8
Operating Segments
Segment Reporting Information [Line Items]
Goodwill
Operating Segments | Restaurant Group
Segment Reporting Information [Line Items]
Revenues from external customers	257.8	273.8
Interest, investment and other income, including realized gains and losses	0.7	0.0
Total revenues and other income	258.5	273.8
Depreciation and amortization	9.7	10.7
Interest expense	(1.0)	(3.7)
Loss before income taxes and equity in losses of unconsolidated affiliates	(8.1)	(9.3)
Income tax (benefit) expense	(0.1)	0.0
Earnings (loss) before equity in losses of unconsolidated affiliates	(8.0)	(9.3)
Equity in earnings of unconsolidated affiliates	0.0	0.1
Net loss	(8.0)	(9.2)
Assets	670.7	480.2
Goodwill	76.4	103.1
Operating Segments | T-System
Segment Reporting Information [Line Items]
Revenues from external customers	12.2	15.4
Interest, investment and other income, including realized gains and losses	0.0	0.0
Total revenues and other income	12.2	15.4
Depreciation and amortization	3.5	3.6
Interest expense	(1.4)	0.0
Loss before income taxes and equity in losses of unconsolidated affiliates	(4.9)	(0.8)
Income tax (benefit) expense	(1.2)	(1.8)
Earnings (loss) before equity in losses of unconsolidated affiliates	(3.7)	1.0
Equity in earnings of unconsolidated affiliates	0.0	0.0
Net loss	(3.7)	1.0
Assets	205.0	220.7
Goodwill	88.4	98.9
Operating Segments | Ceridian
Segment Reporting Information [Line Items]
Revenues from external customers	203.7	188.8
Interest, investment and other income, including realized gains and losses	0.0	0.0
Total revenues and other income	203.7	188.8
Depreciation and amortization	14.4	13.9
Interest expense	(8.9)	(22.2)
Loss before income taxes and equity in losses of unconsolidated affiliates	16.9	8.0
Income tax (benefit) expense	5.7	5.8
Earnings (loss) before equity in losses of unconsolidated affiliates	11.2	2.2
Equity in earnings of unconsolidated affiliates	0.0	0.0
Net loss	11.2	2.2
Assets		7,072.2
Goodwill	1,944.9	1,950.1
Operating Segments | Dun & Bradstreet
Segment Reporting Information [Line Items]
Revenues from external customers	174.1
Interest, investment and other income, including realized gains and losses	0.0
Total revenues and other income	174.1
Depreciation and amortization	80.5
Interest expense	(49.1)
Loss before income taxes and equity in losses of unconsolidated affiliates	(111.6)
Income tax (benefit) expense	(30.5)
Earnings (loss) before equity in losses of unconsolidated affiliates	(81.1)
Equity in earnings of unconsolidated affiliates	0.0
Net loss	(81.1)
Assets	9,161.0
Goodwill	2,797.6
Operating Segments | Corporate and Other
Segment Reporting Information [Line Items]
Revenues from external customers	4.5	3.2
Interest, investment and other income, including realized gains and losses	11.9	1.3
Total revenues and other income	16.4	4.5
Depreciation and amortization	0.7	0.0
Interest expense	(1.3)	0.7
Loss before income taxes and equity in losses of unconsolidated affiliates	7.3	0.4
Income tax (benefit) expense	(5.9)	(3.7)
Earnings (loss) before equity in losses of unconsolidated affiliates	13.2	4.1
Equity in earnings of unconsolidated affiliates	0.3	0.7
Net loss	13.5	4.8
Assets	1,083.3	639.7
Goodwill	0.0	0.0
Ceridian and Dun & Bradstreet Elimination
Segment Reporting Information [Line Items]
Revenues from external customers	(377.8)	(188.8)
Interest, investment and other income, including realized gains and losses	0.0	0.0
Total revenues and other income	(377.8)	(188.8)
Depreciation and amortization	(94.9)	(13.9)
Interest expense	58.0	22.2
Loss before income taxes and equity in losses of unconsolidated affiliates	94.7	(8.0)
Income tax (benefit) expense	24.8	(5.8)
Earnings (loss) before equity in losses of unconsolidated affiliates	69.9	(2.2)
Equity in earnings of unconsolidated affiliates	(21.7)	(1.9)
Net loss	48.2	(4.1)
Assets	(16,420.1)	(7,072.2)
Goodwill	(4,742.5)	(1,950.1)
Restaurant revenue
Segment Reporting Information [Line Items]
Revenues from external customers	257.8	273.8
Restaurant revenue | Restaurant Group
Segment Reporting Information [Line Items]
Revenues from external customers	245.3	259.2
Restaurant revenue | Operating Segments | Restaurant Group
Segment Reporting Information [Line Items]
Revenues from external customers	257.8	273.8
Restaurant revenue | Operating Segments | T-System
Segment Reporting Information [Line Items]
Revenues from external customers	0.0	0.0
Restaurant revenue | Operating Segments | Ceridian
Segment Reporting Information [Line Items]
Revenues from external customers	0.0	0.0
Restaurant revenue | Operating Segments | Dun & Bradstreet
Segment Reporting Information [Line Items]
Revenues from external customers	0.0
Restaurant revenue | Operating Segments | Corporate and Other
Segment Reporting Information [Line Items]
Revenues from external customers	0.0	0.0
Restaurant revenue | Ceridian and Dun & Bradstreet Elimination
Segment Reporting Information [Line Items]
Revenues from external customers	0.0	0.0
Other operating revenue
Segment Reporting Information [Line Items]
Revenues from external customers	16.7	18.6
Other operating revenue | Operating Segments | Restaurant Group
Segment Reporting Information [Line Items]
Revenues from external customers	0.0	0.0
Other operating revenue | Operating Segments | T-System
Segment Reporting Information [Line Items]
Revenues from external customers	12.2	15.4
Other operating revenue | Operating Segments | Ceridian
Segment Reporting Information [Line Items]
Revenues from external customers	203.7	188.8
Other operating revenue | Operating Segments | Dun & Bradstreet
Segment Reporting Information [Line Items]
Revenues from external customers	174.1
Other operating revenue | Operating Segments | Corporate and Other
Segment Reporting Information [Line Items]
Revenues from external customers	4.5	3.2
Other operating revenue | Ceridian and Dun & Bradstreet Elimination
Segment Reporting Information [Line Items]
Revenues from external customers	(377.8)	$ (188.8)
Ceridian | Operating Segments | Ceridian
Segment Reporting Information [Line Items]
Assets	$ 7,259.1